Cover Page	Jun. 16, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2025
Entity Registrant Name	Lumen Technologies, Inc.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	318
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000018926
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Level 3 Parent LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Level 3 Parent, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35134
Entity Tax Identification Number	47-0210602
Entity Address, Address Line One	931 14th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	888-1000
Entity Central Index Key	0000794323